Non-current interest-bearing loans and borrowings, Summary (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Non-current interest-bearing loans and borrowings [Abstract]
Long-term borrowings	£ 37,226	£ 36,654
Total borrowings	£ 37,226	£ 36,654